UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [  ]: Amendment Number: _______________________

         This Amendment (Check only one):   |_| is a restatement.

                                            |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             Cliffwood Partners LLC
Address:          11726 San Vicente Blvd. #600
                  Los Angeles, CA  90049


Form 13F File Number: 028-06233

                  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:             Carl B. Tash
Title:            Chief Executive Officer
Phone:            (310) 442-0370 Ext. 223

Signature, Place and Date of Signing:

                        11726 San Vicente Blvd. #600           November 14, 2005
 /s/ Carl B. Tash       Los Angeles, CA  90049
----------------------


Report Type (Check only one):

|X| 13F HOLDINGS REPORT

|_| 13F NOTICE

|_| 13F COMBINATION REPORT


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                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     48

Form 13F Information Table Value Total:     $439,250.37 (thousands)

List of Other Included Managers:            None


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                                                          Form 13F INFORMATION TABLE
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Column 1                      Column 2         Column 3      Column 4         Column 5       Column 6   Column 7     Column 8
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Name of                       Class Title         CUSIP Value (x$1000)   Shrs or SH/PRN Put/ Investment Other     Voting authority
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Issuer                                                                  prn amt.        Call discretion managers Sole Shared None
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
Acadia Rlty Tr                Com Sh Ben Int  004239109    $27,233.26  1,513,800 SH          Yes        None     sole
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American Ld Lease Inc         Com             027118108     $8,666.38    364,900 SH          Yes        None     sole
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Arden Rlty Group Inc          Com             039793104    $13,874.29    337,000 SH          Yes        None     sole
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AvalonBay Cmntys Inc          Com             053484101    $11,836.63    138,117 SH          Yes        None     sole
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Biomed Realty Trust Inc       Com             09063H107    $19,988.80    806,000 SH          Yes        None     sole
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BNP Residential Pptys Inc     Com             05564T103     $6,247.99    435,400 SH          Yes        None     sole
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Brookfield Pptys Corp         Com             112900105     $6,866.51    233,000 SH          Yes        None     sole
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Carramerica Rlty Corp         Com             144418100    $15,954.61    443,800 SH          Yes        None     sole
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Central Pkg Corp              Com             154785109    $10,641.41    711,800 SH          Yes        None     sole
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Countrywide Financial Corp    Com             222372104       $168.96     70,400 SH     Put  Yes        None     sole
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Columbia Equity Tr Inc        Com             197627102     $5,994.76    410,600 SH          Yes        None     sole
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Corrections Corp Amer New     Com New         22025Y407    $10,683.27    269,100 SH          Yes        None     sole
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D R Horton Inc                Com             23331A109       $165.55     38,500 SH     Put  Yes        None     sole
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Eagle Hospitality Ppty Tr In  Com             26959T102     $7,435.10    745,000 SH          Yes        None     sole
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Equity Lifestyle Pptys Inc    Com             29472R108     $9,414.00    209,200 SH          Yes        None     sole
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Essex Ppty Tr Inc             Com             297178105     $7,830.00     87,000 SH          Yes        None     sole
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Fairmont Hotels Resorts Inc   Com             305204109    $11,890.84    355,800 SH          Yes        None     sole
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Federal Realty Invt Tr        Sh Ben Int New  313747206    $10,406.84    170,800 SH          Yes        None     sole
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First Potomac Rlty Tr         Com             33610F109     $9,393.35    365,500 SH          Yes        None     sole
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Four Seasons Hotels Inc       Ltd Vtg Sh      35100E104     $2,278.78     39,700 SH          Yes        None     sole
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GMH Cmntys Tr                 Com             36188G102     $7,216.17    491,900 SH          Yes        None     sole
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Gottschalks Inc               Com             383485109     $1,984.51    217,600 SH          Yes        None     sole
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Government Pptys Tr Inc       Com             38374W107     $6,378.82    650,900 SH          Yes        None     sole
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Health Care Pptys Invs Inc    Com             421915109     $1,290.12     47,800 SH          Yes        None     sole
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Host Marriott Corp New        Com             44107P104    $10,704.46    633,400 SH          Yes        None     sole
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Interstate Hotels & Resrts I  Com             46088S106     $2,144.12    461,100 SH          Yes        None     sole
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Intrawest Corporation         Com New         460915200    $31,438.68  1,151,600 SH          Yes        None     sole
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Istar Finl Inc                Com             45031U101    $16,079.01    397,700 SH          Yes        None     sole
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Kite Rlty Group Tr            Com             49803T102    $11,855.43    794,600 SH          Yes        None     sole
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Macerich Co                   Com             554382101    $20,157.38    310,400 SH          Yes        None     sole
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Magna Entmt Corp              CL A            559211107     $1,846.15    277,200 SH          Yes        None     sole
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Medical Pptys Trust Inc       Com             58463J304     $3,475.08    354,600 SH          Yes        None     sole
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MI Devs Inc                   CL A Sub Vtg    55304X104    $14,691.38    435,300 SH          Yes        None     sole
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Newcastle Invt Corp           Com             65105M108       $295.74     10,600 SH          Yes        None     sole
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Plum Creek Timber Co Inc      Com             729251108       $572.44     15,100 SH          Yes        None     sole
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Post Pptys Inc                Com             737464107     $7,889.55    211,800 SH          Yes        None     sole
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Ramco-Gershenson Pptys Tr     Com Sh Ben Int  751452202     $1,544.15     52,900 SH          Yes        None     sole
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Shurgard Storage Ctrs Inc     Com             82567D104     $9,129.16    163,400 SH          Yes        None     sole
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Simon Ppty Group Inc New      Com             828806109    $15,320.60    206,700 SH          Yes        None     sole
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Starwood Hotels&Resorts Wrld  Paired CTF      85590A203     $7,735.10    135,300 SH         Yes        None     sole
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Stratus Pptys Inc             Com New         863167201       $829.73     44,252 SH          Yes        None     sole
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Sunstone Hotel Invs Inc       Com             867892101     $1,541.45     63,200 SH          Yes        None     sole
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Sunterra Corp                 Com New         86787D208     $9,629.54    733,400 SH          Yes        None     sole
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Taubman Ctrs Inc              Com             876664103    $30,920.18    975,400 SH          Yes        None     sole
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Town & Country Trust          Sh Ben Int      892081100     $6,802.29    234,400 SH          Yes        None     sole
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Ventas Inc                    Com             92276F100     $1,564.92     48,600 SH          Yes        None     sole
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W P Carey & Co LLC            Com             92930Y107     $7,906.40    293,700 SH          Yes        None     sole
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Washington Real Estate Invt   Sh Ben Int      939653101    $11,336.48    364,400 SH          Yes        None     sole
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                                                          $439,250.37
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